Property, Software and Equipment, Net	3 Months Ended
Mar. 31, 2026
Property, Software and Equipment, Net [Abstract]
PROPERTY, SOFTWARE AND EQUIPMENT, NET
6.	PROPERTY, SOFTWARE AND EQUIPMENT, NET

Property, software and equipment, net, consisted of the following:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Cost
Computer software(1)	$32,812	$33,264
Electronic equipment	14,061	14,273
Vehicles	827	838
Building	721	731
Office equipment and furniture	210	213
Leasehold improvements	120	116
Total	48,751	49,435
Less: accumulated depreciation	(24,556)	(25,972)
Property, software and equipment, net	$24,195	$23,463

(1)	In 2022, a hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets, and certain components of the platform have not yet reached feasibility and remain under development as of March 31, 2026. The cost of the hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capabilities of internal-used software platforms that provide auto eInsurance service and auto service to customers, as well as Software-As-A-Service (“SaaS”) products offered to business partners as part of our technology services.

Depreciation expense was $1,272 and $1,043 for the three months ended March 31, 2025 and 2026, respectively.

For the three months ended March 31, 2025 and 2026, the Group recorded no impairment loss of property, software and equipment.